Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
2020 Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 Retirement Portfolio December 1, 2019
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Portfolio’s name (“Target Retirement Date”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023 April 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2020 Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Portfolio approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Portfolio will invest in fixed income IC Portfolios and the less it will invest in equity IC Portfolios. A Retirement Portfolio that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Portfolios.

As of the commencement of operations, the Portfolio’s intended asset allocation among the underlying portfolios is expected to be approximately as follows:
  Equity Index Portfolio 25%
  Mid-Cap Equity Index Portfolio 10%
  Small Cap Growth Portfolio 2%
  Small Cap Value Portfolio 2%
  International Portfolio 8%
  Bond Portfolio 26%
  Mid-Term Bond Portfolio 22%
  Money Market Portfolio 5%

The periodic reallocations of the assets of each Retirement Portfolio will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Portfolios, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying portfolios. There can be no assurance that either the Portfolio or the underlying portfolios will achieve its investment objective. A Portfolio is subject to the same risks as the underlying portfolios in which it invests. Although the proportion changes over time to meet the Portfolio’s investment objective, currently the Fund has more equity risk than Fixed Income risk. These risks include Company, Market, and Stock risks, which are all described in detail in the “Principal Risks” section of the prospectus.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Portfolio to sell mid-cap stocks at a price equal to their value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Portfolio, in which the Portfolio invests, may invest substantially all or a significant portion of its assets in ETFs.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Below-investment grade debt risk: Below-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
  Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
  Retirement Portfolio risk:
  The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
  The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
  There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
  The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Portfolio has assets allocated to the International Portfolio and is subject to the risks of investing in international securities.
  The appropriate Retirement Portfolio should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
2020 Retirement Portfolio | 2020 Retirement Portfolio Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Portfolio Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	126
1 Year	rr_ExpenseExampleNoRedemptionYear01	40
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 126

[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.